Summary of Significant Accounting Policies - Summary Of Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 432,461	$ 162,397
Work-in-process	16,310	107,770
Finished goods	0	4,144
Total Inventories	$ 448,771	$ 274,311